Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Reserve Shares) [BarChart] - Reserve Shares - JPMorgan Liquid Assets Money Market Fund - Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.06%	0.58%	1.44%	1.75%	0.30%